Right of use assets and Lease liabilities (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other financial liabilities [Line Items]
Financial liabilities	$ 315,818,562	$ 270,635,594
Acquisitions	269,336,507	50,989,486	$ 184,007,587
Accrual of interest	13,356,313	18,732,330	12,309,286
Change in foreing currency and unit per adjustment	6,618,764	8,237,307	1,799,607
Increase through new leases	4,967,821	19,084,187	0
Others	(4,162,335)	(529,021)	7,396,030
Financial liabilities	490,457,495	315,818,562	270,635,594
Other financial liabilities	315,818,562	270,635,594	189,108,199
Current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	54,049,274	42,607,325	28,106,467
Acquisitions	72,550,018	25,347,785	92,681,410
Accrual of interest	13,356,313	18,732,330	12,309,286
Change in foreing currency and unit per adjustment	(62,325)	2,020,921	(2,069,090)
Increase through new leases	1,883,967	7,267,645	0
Others	24,081,257	9,404,589	18,941,577
Financial liabilities	50,380,367	54,049,274	42,607,325
Current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	4,857,097	365,972	176,586
Acquisitions	0	0	0
Accrual of interest	1,257,888	1,334,118	675,796
Change in foreing currency and unit per adjustment	917,429	1,421,871	(56,632)
Increase through new leases	1,883,967	7,267,645	0
Others	3,517,308	1,611,727	643,191
Financial liabilities	4,934,639	4,857,097	365,972
Current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	42,447,438	38,160,178	24,623,746
Acquisitions	72,550,018	25,347,785	92,681,410
Accrual of interest	6,383,609	12,639,856	7,751,402
Change in foreing currency and unit per adjustment	(1,118,009)	532,163	(2,102,985)
Increase through new leases	0	0	0
Others	14,361,217	2,672,248	15,847,534
Financial liabilities	37,754,705	42,447,438	38,160,178
Current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	6,744,739	4,081,175	3,306,135
Acquisitions	0	0	0
Accrual of interest	5,714,816	4,758,356	3,882,088
Change in foreing currency and unit per adjustment	138,255	66,887	90,527
Increase through new leases	0	0	0
Others	6,202,732	5,120,614	2,450,852
Financial liabilities	7,691,023	6,744,739	4,081,175
Non current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	261,769,288	228,028,269	161,001,732
Acquisitions	196,786,489	25,641,701	91,326,177
Accrual of interest	0	0	0
Change in foreing currency and unit per adjustment	6,681,089	6,216,386	3,868,697
Increase through new leases	3,083,854	11,816,542	0
Others	(28,243,592)	(9,933,610)	(11,545,547)
Financial liabilities	440,077,128	261,769,288	228,028,269
Non current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	28,213,259	17,546,162	17,638,289
Acquisitions	0	0	0
Accrual of interest	0	0	0
Change in foreing currency and unit per adjustment	479,576	464,448	557,476
Increase through new leases	3,083,854	11,816,542	0
Others	(4,576,417)	(1,613,893)	(643,191)
Financial liabilities	27,200,272	28,213,259	17,546,162
Non current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	99,749,082	75,200,804	73,886,831
Acquisitions	5,559,469	25,641,701	8,828,143
Accrual of interest	0	0	0
Change in foreing currency and unit per adjustment	307,292	2,105,680	396,858
Increase through new leases	0	0	0
Others	(17,464,443)	(3,199,103)	(7,703,314)
Financial liabilities	88,151,400	99,749,082	75,200,804
Non current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	133,806,947	135,281,303	69,476,612
Acquisitions	191,227,020	0	82,498,034
Accrual of interest	0	0	0
Change in foreing currency and unit per adjustment	5,894,221	3,646,258	2,914,363
Increase through new leases	0	0	0
Others	(6,202,732)	(5,120,614)	(3,199,042)
Financial liabilities	324,725,456	133,806,947	135,281,303
Interest Payment [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(12,664,410)	(17,864,913)	(10,242,360)
Interest Payment [Member] | Current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(12,664,410)	(17,864,913)	(10,242,360)
Interest Payment [Member] | Current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(641,630)	(727,334)	(1,919)
Interest Payment [Member] | Current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(6,116,509)	(12,402,773)	(7,329,217)
Interest Payment [Member] | Current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(5,906,271)	(4,734,806)	(2,911,224)
Interest Payment [Member] | Non current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Interest Payment [Member] | Non current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Interest Payment [Member] | Non current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Interest Payment [Member] | Non current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Principal Payment [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(102,813,727)	(33,466,408)	(113,742,755)
Principal Payment [Member] | Current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(102,813,727)	(33,466,408)	(97,119,965)
Principal Payment [Member] | Current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(6,857,420)	(6,416,902)	(1,071,050)
Principal Payment [Member] | Current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(90,753,059)	(24,502,019)	(93,311,712)
Principal Payment [Member] | Current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(5,203,248)	(2,547,487)	(2,737,203)
Principal Payment [Member] | Non current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	(16,622,790)
Principal Payment [Member] | Non current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	(6,412)
Principal Payment [Member] | Non current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	(207,714)
Principal Payment [Member] | Non current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	$ 0	$ 0	$ (16,408,664)